UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2008

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTED ROPE AND SAIL TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC                 PACIFIC
CAPITAL FUNDS OF CASH           CAPITAL FUNDS(R)
ASSETS TRUST: A LION                   OF
STANDING ON A TWISTED           CASH ASSETS TRUST
ROPE AND SAIL TO
LEFT OF PACIFIC](R)              ANNUAL REPORT

                                                                    May 15, 2008

Dear Investor:

      We are pleased to present the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2008.

      The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

                      ************************************

OVERVIEW

      The crisis that affected the financial markets during the later half of the Trust's recent fiscal year proved to be one of the most challenging periods for investors in recent times. Indeed, the turmoil in the financial markets may very well surpass the crises that resulted from Black Monday in October 1987, the Asian currency crisis in 1997 or the burst of the dot-com bubble of 2000. No matter what time period people choose to compare this current environment to, it is evident that we are seeing extraordinary problems being fought by extraordinary solutions.

THE ECONOMY

      Economic growth - as measured by the Gross Domestic Product (GDP) of the United States - slowed dramatically during the second half of the Trust's recent fiscal year. The fallout from the housing and sub-prime mortgage markets and the ensuing worldwide financial crisis weighed heavily on economic activity. By the end of 2007, the economy had slowed to an anemic 0.6% annualized growth rate and, for the entire year, GDP growth was only 2.2%. The first quarter of 2008 bore more disappointing economic news, including lackluster retail sales during the holiday shopping season, further deterioration of housing prices, mounting foreclosures, weakening consumer confidence and additional sub-prime related write-down's by banks, financial firms and municipal bond insurance companies. The ripple effects from the sub-prime mortgage turmoil spread to other sectors of the economy causing the manufacturing and service sectors to contract, job growth to weaken and consumer spending to remain stagnant. Indeed, some analysts claim the U.S. economy is on the brink of a recession - conventionally defined as two consecutive quarters of negative GDP growth.

MONETARY AND FISCAL POLICY EFFORTS

      As the credit crisis continued to unfold during the later half of 2007 and early 2008, the Federal Reserve (the "Fed") acted swiftly and often, by injecting liquidity into the banking system, aggressively reducing short-term interest rates as well as utilizing other less often used monetary tools.

                        NOT A PART OF THE ANNUAL REPORT

      Since mid-2007, the Fed has taken historic steps to reduce the credit crisis and inject liquidity into the U.S. financial system in an attempt to bring stability to the financial markets. The Fed slashed the target on the Federal Funds rate - its benchmark for short-term interest rates and the interest rate banks charge one another for overnight loans - from 5.25% to 2.25%. (Subsequent to the end of the Trust's report period, the Fed lowered the Fed Funds rate an additional 0.25% to 2.00% on April 30th.)

      Unlike previous financial crises, the Fed did not stop with just lowering short-term interest rates. Utilizing one of its broadest monetary tools, the central bank temporarily let investment firms obtain emergency financing from the Fed, a privilege only previously granted to commercial banks. The Fed additionally made cash loans to commercial banks and made Treasury securities available to investment firms. These additional efforts were aimed at bolstering confidence and allowing firms to be more inclined to lend to one another, other businesses and consumers.

      The action by the Fed was a bold attempt to restore investor confidence and send a clear signal that the central bank viewed the turbulence and disruptions as too dangerous to ignore.

      In addition, while the Fed was doing its part, Congress passed and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for business and additional assistance for social security recipients.

      There is a concern in the marketplace that the Fed must be ever watchful that their efforts to revive the credit markets and stimulate economic growth, through reductions in the Federal Funds rate, don't spur an inflation crisis. We anticipate that, at some point, the recent monetary and fiscal policy measures taken will begin to fuel the economy at which time the Fed could potentially begin raising short-term interest rates in order to avoid a situation of higher levels of inflation.

      It is worth repeating, extraordinary problems are being fought by extraordinary solutions.

YOUR INVESTMENT

      The events of the past nine months should remind investors that a solid investment strategy - including investments in money market funds - is based on in-depth credit analysis and a thorough understanding of risk and liquidity. Indeed, throughout the year, the Asset Management Group of Bank of Hawaii, the Trust's Investment Adviser, maintained a watchful eye on the creditworthiness of the securities purchased for each portfolio. By keeping alert to market opportunities, the Investment Adviser avoided the pitfalls from certain short-term investment securities that plagued some funds in the money market industry. Each of the Trust's portfolios continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

      On behalf of the Board of Trustees and the Trust's management, thank your for your continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

                        NOT A PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), as of March 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2008

--------------------------------------------------------------------------------

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

   PRINCIPAL
    AMOUNT        COMMERCIAL PAPER (48.5%)                                                      VALUE
---------------   ----------------------------------------------------------------------    -------------
                  AUTOMOTIVE (4.3%):
$    20,000,000   Toyota Motor Credit Corp., 3.22%, 04/21/08 ...........................    $  19,964,222
                                                                                            -------------

                  BANKS (12.9%):
     20,000,000   Bank of America, 3.18%, 04/21/08 .....................................       19,964,667
     20,000,000   Barclays US Funding Corp., 3.60%, 07/17/08 ...........................       19,786,000
     20,000,000   Citigroup, Inc., 4.35%, 04/08/08 .....................................       19,983,083
                                                                                            -------------
                                                                                               59,733,750
                                                                                            -------------

                  BROKERAGE (6.4%):
     20,000,000   Merrill Lynch & Co., 3.10%, 05/23/08 .................................       19,910,444
     10,000,000   Morgan Stanley Dean Witter, 2.30%, 12/12/08 ..........................        9,837,083
                                                                                            -------------
                                                                                               29,747,527
                                                                                            -------------

                  EDUCATION (4.6%):
     21,227,000   Stanford University, 2.40%, 05/07/08 .................................       21,176,055
                                                                                            -------------

                  FINANCE (7.4%):
     20,000,000   American Express Credit Corp., 2.50%, 12/12/08 .......................       19,645,833
     15,000,000   General Electric Capital Corp., 4.47%, 04/18/08 ......................       14,968,338
                                                                                            -------------
                                                                                               34,614,171
                                                                                            -------------

                  INSURANCE (8.6%):
     20,000,000   MetLife Funding, Inc., 2.85%, 04/04/08 ...............................       19,995,250
     20,000,000   Prudential Funding Corp., 2.88%, 04/08/08 ............................       19,988,800
                                                                                            -------------
                                                                                               39,984,050
                                                                                            -------------

                  NON BANK CONDUIT (4.3%):
     20,000,000   Calyon NA, Inc., 4.37%, 04/07/08 .....................................       19,985,450
                                                                                            -------------
                  Total Commercial Paper                                                      225,205,225
                                                                                            -------------

                  U. S. GOVERNMENT AGENCY OBLIGATIONS (27.0%):
                  ----------------------------------------------------------------------
     75,000,000   Federal Home Loan Bank, 4.17%, 05/02/08 ..............................       74,730,688
     20,000,000   Federal Home Loan Bank, 2.14%, 08/04/08 ..............................       19,851,389
     30,000,000   Federal National Mortgage Association, 4.75%, 03/05/09 ...............       30,789,019
                                                                                            -------------
                  Total U. S. Government Agency Obligations                                   125,371,096
                                                                                            -------------

                  CERTIFICATES OF DEPOSIT (8.6%):
                  ----------------------------------------------------------------------
     20,000,000   Societe Generale N.A., Inc., 5.38%, 06/09/08 .........................       20,000,000
     20,000,000   Wells Fargo, 2.53%, 04/29/08 .........................................       20,000,000
                                                                                            -------------
                                                                                               40,000,000
                                                                                            -------------

   PRINCIPAL
    AMOUNT        CORPORATE BOND (2.2%):                                                        VALUE
---------------   ----------------------------------------------------------------------    -------------
$    10,000,000   Morgan Stanley, 3.875%, 01/15/09 .....................................    $  10,043,014
                                                                                            -------------

                  REPURCHASE AGREEMENTS (13.3%):
                  ----------------------------------------------------------------------
     12,000,000   Bank of America, 2.20%, 04/01/08 .....................................       12,000,000
                  (Proceeds of $12,000,733 to be received at maturity, Collateral:
                     $11,701,000 Federal Home Loan Mortgage Corp. 5.87% due
                     08/21/17; the collateral fair value plus interest receivable equals $12,320,243)
     50,000,000   Barclays Capital, 2.30%, 04/01/08 ....................................       50,000,000
                  (Proceeds of $50,003,194 to be received at maturity, Collateral:
                     $49,900,000 Federal National Mortgage Association 5.28%
                     due 12/12/17; the collateral fair value equals $52,279,565)
                  Total Repurchase Agreements ..........................................       62,000,000

    SHARES        INVESTMENT COMPANY (0.4%):
---------------   ----------------------------------------------------------------------
      1,899,066   JP Morgan U.S. Government Money Market Fund, Capital Shares ..........        1,899,066
                                                                                            -------------

                  Total Investments (Amortized Cost $464,518,401*) .......... 100.0%          464,518,401
                  Other assets less liabilities .............................   0.0                18,295
                                                                              ------        -------------
                  NET ASSETS ................................................ 100.0%        $ 464,536,696
                                                                              ======        =============

* Cost for Federal income tax and financial reporting purposes is identical.

                                                                            PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                         PORTFOLIO
                  ----------------------------------                         ---------
                  Commercial Paper ..........................................  48.5%
                  U. S. Government Agency Obligations .......................  27.0
                  Certificates of Deposit ...................................   8.6
                  Corporate Bond ............................................   2.2
                  Repurchase Agreements .....................................  13.3
                  Investment Company ........................................   0.4
                                                                              ------
                                                                              100.0%
                                                                              ======

                See accompanying notes to financial statements.

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (95.3%):                                S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  ARIZONA (0.5%):
                  Maricopa County, AZ School District No. 006
$     1,000,000   4.125%, 07/01/08 .......................................   Aaa/AAA      $    1,004,839
                  Tucson, AZ Industrial Development Authority,
                     Weekly Reset VRDO*
        425,000   2.250%, 07/15/31 .......................................   Aaa/NR4             425,000
                                                                                          --------------
                                                                                               1,429,839
                                                                                          --------------
                  CALIFORNIA (1.3%):
                  ABAG Financial Authority for Nonprofit Corps.
                     California Multi-Family Revenue Bond,
                     Prerefunded to 07/01/08 @102, AMT
      1,010,000   5.500%, 07/01/19 .......................................    NR/AAA           1,035,309
                  Upland, CA Housing Authority Multi-Family,
                     Weekly Reset VRDO*
      2,860,000   1.950%, 09/01/28 .......................................    Aaa/NR           2,860,000
                                                                                          --------------
                                                                                               3,895,309
                                                                                          --------------
                  COLORADO (3.8%):
                  Colorado Educational & Cultural Facilities Authority
                     Revenue - National Jewish Federation Series A4,
                     Daily Reset VRDO*
      5,105,000   1.300%, 02/01/34 .......................................    Aaa/NR           5,105,000
      1,700,000   1.300%, 02/01/35 .......................................    Aaa/NR           1,700,000
                  Colorado Housing & Finance Authority
                     Revenue Bond, Class I, Series A-1, Weekly
                     Reset VRDO*,  SPA: FHLB
      4,360,000   2.200%, 10/01/30 .......................................  VMIG1/A-1+         4,360,000
                                                                                          --------------
                                                                                              11,165,000
                                                                                          --------------
                  DISTRICT OF COLUMBIA (0.7%):
                  District of Columbia, Prerefunded to 09/01/08 @101,
                     Collateral: State and Local Government Series (100%)
      2,060,000   5.250%, 06/01/27 .......................................    Aaa/AAA          2,094,817
                                                                                          --------------
                  GEORGIA (0.4%):
                  Atlanta, GA Water & Wastewater Revenue
      1,200,000   1.350%, 11/01/41, Daily Reset VRDO* ....................    Aaa/AAA          1,200,000
                                                                                          --------------
                  HAWAII (32.9%):
                  City and County Honolulu, HI, Commercial Paper
      7,600,000   1.750%, 06/16/08 .......................................    P-1/A1+          7,600,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  HAWAII (CONTINUED):
                  City and County Honolulu, HI GO Bond
$     3,600,000   7.350%, 07/01/08 .......................................     Aa2/A      $    3,652,009
                  City & County Honolulu, HI, GO Bond, Series B,
                     MBIA Insured
        200,000   5.000%, 07/01/08 .......................................    Aaa/AAA            200,573
                  City & County Honolulu, HI ,
                     Prerefunded to 09/01/08 @101,
                     Collateral: U.S. Government Securities
      1,670,000   5.625%, 09/01/13 .......................................     Aa2/A           1,696,927
                  Hawaii County, HI, Series A
      5,170,000   5.500%, 05/01/08 .......................................     A1/A+           5,185,072
                  Hawaii State, Series CH, FGIC Insured TCRS
      3,390,000   6.000%, 11/01/08 .......................................     Aa2/A           3,480,069
                  Hawaii State, Series CR,
                     Prerefunded to 04/01/08 @101,
                     Collateral: State and Local Government Series
      1,000,000   5.250%, 04/01/13 .......................................    Aaa/AAA          1,010,000
      5,000,000   5.000%, 04/01/16 .......................................    Aaa/AAA          5,050,000
      9,600,000   5.000%, 04/01/17 .......................................    Aaa/AAA          9,696,000
                  Hawaii State Department of Budget and Finance,
                     Special Purpose Revenue Bond (Queens Health
                     Systems) Series B,Prerefunded to 07/01/08 @101,
                     Collateral: Treasury Strips
        750,000   5.250%, 07/01/11 .......................................    Aaa/AAA            764,519
     10,500,000   5.250%, 07/01/23 .......................................    Aaa/AAA         10,811,911
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bond (Palama Meat
                     Company) Series A, Weekly Reset VRDO*,
                     Wells Fargo Insured, AMT
      6,500,000   2.200%, 10/31/29 .......................................    NR/AAA           6,500,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  HAWAII (CONTINUED):
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bond (Queens Health
                     Systems) Series C, Weekly Reset VRDO*,
                     SPA: Bank of America N.A., AMBAC Insured
$    25,050,000   4.250%, 07/01/28 .......................................   MIG1/AAA     $   25,050,000
                  Hawaii State GO Bond, Series CR, MBIA Insured, ETM
      2,015,000   5.750%, 04/01/08 .......................................    Aaa/AAA          2,015,000
                  Hawaii State, GO Bond, Series CR, MBIA Insured,
                     Prerefunded to 04/01/08 @101, Collateral:
                     U.S. Government Securities
        700,000   5.250%, 04/01/12 .......................................    Aaa/AAA            707,000
      1,050,000   4.750%, 04/01/18 .......................................    Aaa/AAA          1,060,500
                  Hawaii State, GO Bond, Series CS, MBIA Insured
      4,000,000   5.000%, 04/01/08 .......................................    Aaa/AAA          4,000,000
                  Hawaii State, GO Bond, Series CZ, FSA Insured
      1,000,000   5.000%, 07/01/08 .......................................    Aaa/AAA          1,003,247
                  Hawaii State, GO Bond, Series DB
      1,000,000   4.000%, 09/01/08 .......................................    Aaa/AAA          1,001,291
                  Hawaii State Highway Revenue,
                     Prerefunded to 7/1/08@101
                     Collateral: State & Local Government Series 100%
      1,000,000   5.250%, 07/01/14 .......................................    Aa3/AA+          1,018,664
                  Hawaii State Highway Revenue, FGIC Insured
                     Prerefunded to 07/01/08 @101
      1,100,000   5.000%, 07/01/16 .......................................    Aaa/AAA          1,114,494
                  Hawaiian Home Lands Department Hawaii Revenue,
                     GO Bond ETM Collateral U.S.
                     Government Securities
      1,310,000   4.150%, 07/01/08 .......................................     A3/NR           1,318,449
                  Kauai County, HI, Series C
      1,355,000   5.900%, 08/01/08 .......................................    Aaa/AAA          1,375,063
                  Maui County, HI, GO
      2,000,000   6.000%, 12/15/08 .......................................     Aa2/A           2,054,868
                                                                                          --------------
                                                                                              97,365,656
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  ILLINOIS (2.9%):
                  Peoria County, IL Community Unit School
                     District No. 323, GO Bond Weekly
                     Reset VRDO*, FSA Insured
$     6,650,000   2.200%, 04/01/26 .......................................    Aaa/NR      $    6,650,000
                  Romeoville, IL Revenue Bond, Daily Reset VRDO*
      2,100,000   1.300%, 10/01/36 .......................................    Aaa/NR           2,100,000
                                                                                          --------------
                                                                                               8,750,000
                                                                                          --------------
                  MASSACHUSETTS (2.0%):
                  Massachusetts State GO Bond, Daily Reset VRDO*
      6,000,000   1.470%, 03/01/26 .......................................    Aa2/AA           6,000,000
                                                                                          --------------
                  MICHIGAN (1.5%):
                  Macomb Township, MI Building Authority, Revenue
                     Bond, FGIC Insured, Prerefunded to 04/01/08
                     @101, Collateral: State & Local Government
                     Series 100%
      1,000,000   6.000%, 04/01/27 .......................................    Aaa/AAA          1,010,000
                  Michigan Higher Education Facility Authority,
                     Hope College, Daily Reset VRDO*
        665,000   1.300%, 11/01/36 .......................................    Aa2/NR             665,000
                  Michigan State Hospital Finance Authority Revenue,
                     St. John
      1,365,000   6.000%, 05/15/08 .......................................    Aaa/AAA          1,366,961
                  Michigan State Hospital Financial Authority Revenue
                     Bond, Daily Reset VRDO*
      1,315,000   1.250%, 11/01/18 .......................................    Aa2/AA           1,315,000
                                                                                          --------------
                                                                                               4,356,961
                                                                                          --------------
                  MINNESOTA (5.5%):
                  Bloomington, MN Multi-Family Revenue, Weekly
                     Reset VRDO*
      3,000,000   2.250%, 11/15/32 .......................................    Aaa/NR           3,000,000
                  Inver Grove Heights, MN Senior, Weekly Reset VRDO*
      1,595,000   2.250%, 05/15/35 .......................................    Aaa/NR           1,595,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  MINNESOTA (CONTINUED):
                  Oak Park Heights, MN Multi-Family Revenue Bond,
                     Weekly Reset VRDO*, Federal Home Loan
                     Mortgage Corp. Insured
$     6,415,000   2.250%, 11/01/35 .......................................    Aaa/NR      $    6,415,000
                  Plymouth, MN Multi-Family Housing, Weekly
                     Reset VRDO*
      1,395,000   2.250%, 04/15/33 .......................................    Aaa/NR           1,395,000
                  St. Louis Park, MN Multi-Family Revenue Bond,
                     Weekly Reset VRDO*, Federal Home Loan
                     Mortgage Corp. Insured
      4,000,000   2.250%, 08/01/34 .......................................    Aaa/NR           4,000,000
                                                                                          --------------
                                                                                              16,405,000
                                                                                          --------------
                  MISSOURI (15.8%):
                  Kansas City, MO Industrial Development Authority
                      Multi-Family - Gatehouse Apartments Project,
                     Weekly Reset VRDO*
        600,000   2.250%, 11/15/26 .......................................    Aaa/NR             600,000
                  Kansas City, MO Industrial Development Authority
                     Revenue Bond, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
     10,860,000   1.300%, 04/01/27 .......................................   NR/A-1+          10,860,000
                  Missouri State Development Financial Board Lease
                     Revenue Bond, Daily Reset VRDO*
      5,520,000   1.300%, 06/01/33 .......................................    Aa1/NR           5,520,000
                  Missouri State Health & Educational Facilities
                     SSM Health Care Series C-1, Daily Reset VRDO*
      2,525,000   1.350%, 06/01/19 .......................................    Aaa/AAA          2,525,000
                  Missouri State Health & Educational Facilities
                     Authority Revenue Bond, Daily Reset VRDO*
      3,800,000   1.300%, 06/01/26 .......................................    NR/AAA           3,800,000
                  Missouri State Health & Educational Facilities
                     Authority Revenue Bond, Daily Reset VRDO*
      3,500,000   1.300%, 11/01/32 .......................................    NR/AA+           3,500,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  MISSOURI (CONTINUED):
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bond (St. Louis University),
                     Series B, Daily Reset VRDO*,
                     SPA: Bank of America N.A.
$     6,550,000   1.330%, 10/01/24 .......................................  VMIG1/A-1+    $    6,550,000
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bond (Washington University),
                     Series B, SPA: JPMorgan Chase Bank NA,
                     Daily Reset VRDO*
      6,000,000   1.200%, 03/01/40 .......................................  VMIG1/A-1+         6,000,000
                  Missouri State Health & Educational Facilities
                     Authority Educational Facilities Revenue Bond,
                     St. Louis University,
                     SPA: US Bank NA, Daily Reset VRDO*
        730,000   1.330%, 07/01/32 .......................................     A1/NR             730,000
                  Missouri State Health & Educational Facilities
                     Authority Revenue Bond, Washington University,
                     Series A, SPA: Dexia Credit Local,
                     Daily Reset VRDO*
      3,250,000   1.200%, 02/15/34 .......................................    Aaa/AAA          3,250,000
                  University of Missouri Revenues System Facilities
                     Series A, Daily Reset VRDO*
      1,300,000   1.250%, 11/01/31 .......................................    Aa2/AA           1,300,000
                  University of Missouri University System Facilities
                     Revenue Bond, Series B, Daily Reset VRDO*
      2,300,000   1.250%, 11/01/30 .......................................  VMIG1/A-1+         2,300,000
                                                                                          --------------
                                                                                              46,935,000
                                                                                          --------------
                  NEVADA (6.7%):
                  Henderson, NV Health Care Facilities Revenue Bond,
                     Prerefunded to 07/01/08 @101
      1,670,000   5.250%, 07/01/18 .......................................     A2/A            1,696,192
                  Nevada State, Prerefunded Securities/Escrow
     18,000,000   4.750%, 05/15/26 .......................................    Aaa/AAA         18,052,982
                                                                                          --------------
                                                                                              19,749,174
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  NEW YORK (3.8%):
                  Long Island, NY Power Authority Revenue Bond,
                     Series 1A, Weekly Reset VRDO*, LOC:80%
                     Bayerische Landesbank; 20% Landesbank
                     Baden-Wurttemberg
$     9,000,000   2.200%, 05/01/33 .......................................  VMIG1/A-1+    $    9,000,000
                  New York State Housing Financial Agency Revenue
      2,200,000   2.100%, 05/15/34, Weekly Reset VRDO* ...................    Aaa/NR           2,200,000
                                                                                          --------------
                                                                                              11,200,000
                                                                                          --------------
                  NORTH CAROLINA (5.7%):
                  Concord, NC Utility Systems Revenue Bond,
                     Series B, Weekly Reset VRDO*,
                     SPA: Wachovia Bank, FSA Insured
      9,720,000   2.050%, 12/01/22 .......................................   VMIG1/NR          9,720,000
                  Durham, NC Public Improvement Project GO Bond,
                     Weekly Reset VRDO*,
                     SPA: Wachovia Bank of North Carolina
      1,425,000   2.100%, 02/01/09 .......................................  VMIG1/A-1+         1,425,000
      2,975,000   2.100%, 02/01/11 .......................................  VMIG1/A-1+         2,975,000
      1,270,000   2.100%, 02/01/12 .......................................  VMIG1/A-1+         1,270,000
      1,475,000   2.100%, 02/01/13 .......................................  VMIG1/A-1+         1,475,000
                                                                                          --------------
                                                                                              16,865,000
                                                                                          --------------
                  PENNSYLVANIA (1.1%):
                  Philadelphia, PA Hospitals and Higher Education
                     Revenue Bond, Daily Reset VRDO*
      3,150,000   1.250%, 07/01/25 .......................................    Aa2/AA           3,150,000
                                                                                          --------------
                  SOUTH CAROLINA (1.9%):
                  South Carolina Educational Facility Authority, Daily
                     Reset VRDO*
      5,755,000   1.200%, 10/01/39 .......................................     A1/NR           5,755,000
                                                                                          --------------
                  TENNESSEE (0.3%):
                  Knox County, TN Public Improvement, GO Bond,
                     Prerefunded to 05/01/08 @ 101, Collateral:
                     State & Local Government Series 100%
        750,000   5.375%, 05/01/18 .......................................    Aa2/AA             758,503
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  TEXAS (2.7%):
                  Harris County, TX Health Facilities Development,
                     Daily Reset VRDO*
$       800,000   1.300%, 05/15/29 .......................................    Aaa/AAA     $      800,000
                  Harris County, TX Revenue Bond,
                     Prerefunded to 08/01/08 @100
      3,000,000   5.000%, 08/01/33 .......................................    Aa1/AA+          3,020,375
                  Travis County, TX Housing Financial Corp., Weekly
                     Reset VRDO*
      4,100,000   2.250%, 12/15/29 .......................................    Aaa/NR4,         4,100,000
                                                                                          --------------
                                                                                               7,920,375
                                                                                          --------------
                  VIRGINIA (2.5%):
                  University of Virginia Revenue Bond, Series A,
                     Weekly Reset VRDO*
      7,315,000   2.050%, 06/01/34 .......................................  VMIG1/A-1+         7,315,000
                                                                                          --------------
                  WEST VIRGINIA (0.3%):
                  West Virginia State GO Bond, Prerefunded to
                     06/01/08 @101, FGIC Insured
      1,000,000   5.250%, 06/01/12 .......................................    Aaa/AAA          1,012,984
                                                                                          --------------
                  PUERTO RICO (3.0%):
                  Puerto Rico Commonwealth GO Bond, Daily Reset
                     VRDO*, FSA Insured
      3,000,000   1.100%, 07/01/29 .......................................    Aaa/AAA          3,000,000
                  Puerto Rico Commonwealth Highway & Transportation
                     Authority Transportation Revenue Prerefunded
                     Series A, Revenue Bond, AMBAC Insured,
                     Prerefunded to 07/01/08 @101, Collateral:
                     State & Local Government Series 100%
      4,860,000   5.000%, 07/01/28 .......................................    Aaa/AAA          4,934,155
                  Puerto Rico Electric Power Authority Power Revenue
                     Bond, Series DD, FSA Insured,
                     Prerefunded to 07/01/08 @101.50
      1,000,000   5.000%, 07/01/28 .......................................    Aaa/AAA          1,018,586
                                                                                          --------------
                                                                                               8,952,741
                                                                                          --------------


   PRINCIPAL
    AMOUNT        U.S. GOVERNMENT AGENCY (3.4%):                                              VALUE
---------------   --------------------------------------------------------                --------------
                  Federal Home Loan Bank
$    10,000,000   2.380%, 04/09/08 .......................................                $    9,994,711
                                                                                          --------------

    SHARES        INVESTMENT COMPANIES (1.7%):
---------------   --------------------------------------------------------
      5,173,000   Dreyfus Tax-Exempt Cash Management
                     Money Market, Institutional Shares ..................                     5,173,000
                                                                                          --------------
                  Total Investments (Amortized Cost $297,444,070**) ......    100.4%         297,444,070
                  Other assets less liabilities ..........................     (0.4)          (1,316,413)
                                                                              ------      --------------
                  NET ASSETS .............................................    100.0%      $  296,127,657
                                                                              ======      ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**    Cost for Federal income tax and financial reporting purposes is identical.

                       Portfolio Distribution (unaudited)

                                                          PERCENT OF
                                                           PORTFOLIO
                                                           ---------
            Arizona                                             0.5%
            California                                          1.3
            Colorado                                            3.8
            District of Columbia                                0.7
            Georgia                                             0.4
            Hawaii                                             32.7
            Illinois                                            2.9
            Massachusetts                                       2.0
            Michigan                                            1.4
            Minnesota                                           5.5
            Missouri                                           15.8
            Nevada                                              6.6
            New York                                            3.8
            North Carolina                                      5.7
            Pennsylvania                                        1.1
            Puerto Rico                                         3.0
            South Carolina                                      1.9
            Tennessee                                           0.3
            Texas                                               2.7
            Virginia                                            2.5
            West Virginia                                       0.3
            U.S. Government Agency                              3.4
            Investment Companies                                1.7
                                                           ---------
                                                              100.0%
                                                           =========

                            PORTFOLIO ABBREVIATIONS:

            AMBAC - American Municipal Bond Assurance Corp.
            AMT - Alternative Minimum Tax
            ETM - Escrowed to Maturity
            FGIC - Financial Guaranty Insurance Corporation
            FHLB - Federal Home Loan Bank
            FSA - Financial Security Assurance
            GO - General Obligation
            LOC - Letter of Credit
            MBIA - Municipal Bond Investors Assurance
            NR - Not Rated
            SPA - Standby Bond Purchase Agreement
            TCRS - Transferable Custodial Receipts
            VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008


   PRINCIPAL
    AMOUNT        U.S. GOVERNMENT AGENCIES (100.1%)                                    VALUE
---------------   -----------------------------------------------------------      -------------
                  FEDERAL FARM CREDIT BANK (5.3%):
$   100,000,000   3.60%, 04/01/08 ...........................................      $  101,250,259
                                                                                   --------------
                  FEDERAL HOME LOAN BANK (94.8%):
     57,000,000   1.50%, 04/01/08 ...........................................          57,000,000
     88,000,000   4.09%, 04/02/08 ...........................................          87,990,002
    225,000,000   3.06%, 04/04/08 ...........................................         224,942,562
     85,000,000   3.72%, 04/11/08 ...........................................          84,912,167
     40,450,000   3.62%, 04/16/08 ...........................................          40,388,988
    135,000,000   3.60%, 04/18/08 ...........................................         134,770,500
    160,000,000   2.05%, 04/21/08 ...........................................         159,817,778
    250,000,000   2.05%, 04/23/08 ...........................................         249,686,500
    100,000,000   2.77%, 04/25/08 ...........................................          99,815,333
     50,000,000   2.05%, 04/28/08 ...........................................          49,923,125
    109,601,000   2.65%, 04/30/08 ...........................................         109,367,032
    100,000,000   2.64%, 05/02/08 ...........................................          99,773,097
    200,000,000   2.26%, 05/14/08 ...........................................         199,460,111
     50,000,000   2.10%, 05/23/08 ...........................................          49,848,333
     80,000,000   2.14%, 08/04/08 ...........................................          79,405,556
     80,000,000   1.96%, 08/29/08 ...........................................          79,346,667
                                                                                   --------------
                                                                                    1,806,447,751
                                                                                   --------------
                     Total U.S. Government Agencies .........................       1,907,698,010
                                                                                   --------------
    SHARES        INVESTMENT COMPANY (0.0%)
---------------   -----------------------------------------------------------
        701,147   JP Morgan U.S. Government Money Market Fund, Capital Shares             701,147
                                                                                   --------------

                  Total Investments (Amortized Cost $1,908,399,157*)   100.1%       1,908,399,157
                  Other assets less liabilities ....................    (0.1)          (1,927,200)
                                                                       ------      --------------
                  NET ASSETS .......................................   100.0%      $1,906,471,957
                                                                       ======      ==============

*     Cost for Federal income tax and financial reporting purposes is identical.

                                                                     PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                  PORTFOLIO
                  ----------------------------------                  ---------
                  U.S. Government Agencies .........................   100.0%
                  Investment Company ...............................     0.0
                                                                       ------
                                                                       100.0%
                                                                       ======

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008

                                                                     Cash           Tax-Free          Government
                                                                     Fund             Fund               Fund
                                                                --------------    --------------    --------------
ASSETS:
   Investments at value and amortized cost (note 2) ........    $  402,518,401    $  297,444,070    $1,908,399,157
   Repurchase agreements (note 2) ..........................        62,000,000                --                --
   Cash ....................................................                --             2,040                --
   Interest receivable .....................................         1,087,358         2,226,402           779,329
   Other assets ............................................            12,768             7,012            46,772
                                                                --------------    --------------    --------------
      Total Assets .........................................       465,618,527       299,679,524     1,909,225,258
                                                                --------------    --------------    --------------
LIABILITIES:
   Payable for security purchased ..........................                --         3,050,000                --
   Dividends payable .......................................           780,400           368,219         1,810,682
   Adviser and Administrator fees payable ..................           194,749           100,550           661,353
   Distribution fees payable ...............................            29,997            15,962           235,992
   Accrued expenses ........................................            76,685            17,136            45,274
                                                                --------------    --------------    --------------
      Total Liabilities ....................................         1,081,831         3,551,867         2,753,301
                                                                --------------    --------------    --------------
   NET ASSETS ..............................................    $  464,536,696    $  296,127,657    $1,906,471,957
                                                                ==============    ==============    ==============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share ............................    $    4,645,223    $    2,961,151    $   19,064,017
   Additional paid-in capital ..............................       459,890,293       293,156,153     1,887,406,069
   Undistributed net investment income .....................                --            10,336                --
   Accumulated net realized gain (loss) on investments .....             1,180                17             1,871
                                                                --------------    --------------    --------------
                                                                $  464,536,696    $  296,127,657    $1,906,471,957
                                                                ==============    ==============    ==============
SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...........................................    $  323,257,348    $  225,119,771    $  807,969,001
                                                                ==============    ==============    ==============
      Shares outstanding ...................................       323,475,708       225,109,766       807,939,204
                                                                ==============    ==============    ==============
      Net asset value per share ............................    $         1.00    $         1.00    $         1.00
                                                                ==============    ==============    ==============
   Service Shares Class:
      Net Assets ...........................................    $  141,279,348    $   71,007,886    $1,098,502,956
                                                                ==============    ==============    ==============
      Shares outstanding ...................................       141,046,598        71,005,355     1,098,462,481
                                                                ==============    ==============    ==============
      Net asset value per share ............................    $         1.00    $         1.00    $         1.00
                                                                ==============    ==============    ==============

                 See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                           YEAR ENDED MARCH 31, 2008

                                                              Cash            Tax-Free          Government
                                                              Fund              Fund               Fund
                                                         --------------     --------------     --------------
INVESTMENT INCOME:
   Interest income ..................................    $   20,793,426     $    8,655,585     $   86,348,186
                                                         --------------     --------------     --------------
EXPENSES:
   Investment Adviser fees (note 3) .................         1,531,627            808,526          6,120,103
   Administrator fees (note 3) ......................           627,241            240,599          1,341,856
   Distribution fees (note 3) .......................           350,675            174,056          2,737,670
   Trustees' fees and expenses ......................            98,491             67,112            222,686
   Fund accounting fees .............................            37,578             36,523             37,002
   Registration fees and dues .......................            34,401              3,400             44,906
   Insurance ........................................            34,023             16,502            120,128
   Auditing and tax fees ............................            17,500             17,500             17,500
   Legal fees (note 3) ..............................            17,239             16,977             75,239
   Transfer and shareholder servicing agent fees ....            11,621             10,888             10,552
   Shareholders' reports ............................            10,730              2,299             12,140
   Custodian fees (note 5) ..........................             6,689             10,875              8,233
   Chief Compliance Officer (note 3) ................             4,557              4,557              4,557
   Miscellaneous ....................................            10,667              6,062             29,872
                                                         --------------     --------------     --------------
   Total expenses ...................................         2,793,039          1,415,876         10,782,444
   Expenses paid indirectly (note 5) ................           (13,224)            (6,391)            (5,779)
                                                         --------------     --------------     --------------
Net expenses ........................................         2,779,815          1,409,485         10,776,665
                                                         --------------     --------------     --------------
Net investment income ...............................        18,013,611          7,246,100         75,571,521
Net realized gain (loss) from securities transactions                --                 17                 --
                                                         --------------     --------------     --------------
Net change in net assets resulting from operations ..    $   18,013,611     $    7,246,117     $   75,571,521
                                                         ==============     ==============     ==============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                              Cash Fund                       Tax-Free Fund                  Government Fund
                                    ------------------------------   ------------------------------  ------------------------------
                                      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended
                                    March 31, 2008  March 31, 2007   March 31, 2008  March 31, 2007  March 31, 2008  March 31, 2007
                                    --------------  --------------   --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ..........  $   18,013,611  $   21,770,080   $    7,246,100  $    6,389,796  $   75,571,521  $   62,145,714
  Net realized gain (loss)
    from securities transactions .              --              --               17             237              --             340
                                    --------------  --------------   --------------  --------------  --------------  --------------
  Net change in net assets
    resulting from operations ....      18,013,611      21,770,080        7,246,117       6,390,033      75,571,521      62,146,054
                                    --------------  --------------   --------------  --------------  --------------  --------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ..............     (12,330,517)    (13,877,905)      (5,399,668)     (4,219,673)    (32,166,752)    (22,368,853)
    Service Shares ...............      (5,683,094)     (7,892,175)      (1,818,985)     (2,197,571)    (43,404,769)    (39,776,861)
                                    --------------  --------------   --------------  --------------  --------------  --------------
    Total dividends to
       shareholders from net
       investment income .........     (18,013,611)    (21,770,080)      (7,218,653)     (6,417,244)    (75,571,521)    (62,145,714)
                                    --------------  --------------   --------------  --------------  --------------  --------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
    Original Shares ..............     562,646,046     729,865,243      284,550,654     230,204,313   1,643,427,314   1,604,790,944
    Service Shares ...............     528,686,800     633,141,409      102,239,090     130,614,157   2,659,302,311   3,243,154,899
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                     1,091,332,846   1,363,006,652      386,789,744     360,818,470   4,302,729,625   4,847,945,843
                                    --------------  --------------   --------------  --------------  --------------  --------------

    Reinvested dividends:
    Original Shares ..............         208,192         307,349           33,682          45,489         191,143         175,409
    Service Shares ...............       5,683,053       7,891,836        1,818,753       2,197,555      43,404,774      39,776,852
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                         5,891,245       8,199,185        1,852,435       2,243,044      43,595,917      39,952,261
                                    --------------  --------------   --------------  --------------  --------------  --------------

    Cost of shares redeemed:
    Original Shares ..............    (526,645,395)   (728,327,507)    (230,094,077)   (192,184,780) (1,520,979,513) (1,349,057,009)
    Service Shares ...............    (558,678,949)   (645,130,780)    (121,406,410)   (137,479,845) (2,683,075,444) (3,091,306,685)
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                    (1,085,324,344) (1,373,458,287)    (351,500,487)   (329,664,625) (4,204,054,957) (4,440,363,694)
                                    --------------  --------------   --------------  --------------  --------------  --------------
Change in net assets
    from capital share
    transactions .................      11,899,747      (2,252,450)      37,141,692      33,396,889     142,270,585     447,534,410
                                    --------------  --------------   --------------  --------------  --------------  --------------
  Total change in net assets .....      11,899,747      (2,252,450)      37,169,156      33,369,678     142,270,585     447,534,750

NET ASSETS:
    Beginning of period ..........     452,636,949     454,889,399      258,958,501     225,588,823   1,764,201,372   1,316,666,622
                                    --------------  --------------   --------------  --------------  --------------  --------------
      End of period* .............  $  464,536,696  $  452,636,949   $  296,127,657  $  258,958,501  $1,906,471,957  $1,764,201,372
                                    ==============  ==============   ==============  ==============  ==============  ==============

* Includes undistributed
  (distributions in excess of) net
  investment income of:             $           --  $           --   $       10,336  $      (17,111) $           --  $           --
                                    ==============  ==============   ==============  ==============  ==============  ==============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes. FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on September 28, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2008.

i) ACCOUNTING PRONOUNCEMENTS: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. Fees and Related Party Transactions

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC (the "Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

            Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

            Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

            Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the year ended March 31, 2008.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2008, the following amounts of $607 Cash Fund; $382 Tax-Free Fund; $2,097 Government Fund were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and Cash Fund $15,959; Tax-Free Fund $16,462; Government Fund $72,343 to its successor, Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Funds' ongoing operations. The Secretary of the Trust was a partner at Hollyer Brady and is a shareholder of its successor.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2008 and 2007 were as follows:

                                 Cash Fund                    Tax-Free Fund                Government Fund
                         --------------------------    --------------------------    --------------------------
                             2008           2007           2008           2007           2008           2007
                         -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income .....    $18,391,172    $21,537,828    $        17    $    10,100    $76,602,203    $60,709,774
Net tax-exempt income             --             --      7,290,811      6,253,366             --             --
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $18,391,172    $21,537,828    $ 7,290,828    $ 6,263,466    $76,602,203    $60,709,744
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                                     Tax-Free        Government
                                     Cash Fund         Fund             Fund
                                   -------------   -------------   -------------
Undistributed ordinary income .    $     781,580   $          --   $   1,812,553
Undistributed tax exempt income               --         378,572              --
Accumulated net realized loss
  on investments ..............               --              --              --
                                   -------------   -------------   -------------
                                   $     781,580   $     378,572   $   1,812,553
                                   =============   =============   =============

8. RECENT DEVELOPMENT

      In May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U.S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not decriminate against interstate commerce, but rather promotes the financing of essential governmental services.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        ORIGINAL SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.043          0.046          0.032          0.014          0.009
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.043)        (0.046)        (0.032)        (0.014)        (0.009)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         4.35%          4.75%          3.20%          1.36%          0.90%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $     323      $     287      $     286      $     366      $     287
   Ratio of expenses to average net assets ..............         0.57%          0.57%          0.58%          0.37%          0.21%
   Ratio of net investment income to
                average net assets ......................         4.23%          4.65%          3.09%          1.39%          0.90%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.57%          0.57%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           1.19%          0.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ............         0.56%          0.57%          0.58%          0.37%#         0.21%#

                                                                                        SERVICE SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.040          0.044          0.029          0.011          0.007
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.040)        (0.044)        (0.029)        (0.011)        (0.007)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         4.09%          4.49%          2.94%          1.11%          0.65%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $     141      $     166      $     169      $     166      $     119
   Ratio of expenses to average net assets ..............         0.82%          0.82%          0.83%          0.61%          0.46%
   Ratio of net investment income to
                average net assets ......................         3.98%          4.40%          2.91%          1.12%          0.65%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.81%          0.82%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           0.91%          0.29%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ............         0.81%          0.81%          0.83%          0.61%#         0.46%#

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        ORIGINAL SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.029          0.030          0.022          0.011          0.008
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.029)        (0.030)        (0.022)        (0.011)        (0.008)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         2.90%          3.09%          2.21%          1.16%          0.84%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $     225      $     171      $     133      $     134      $      99
   Ratio of expenses to average net assets ..............         0.47%          0.50%          0.50%          0.29%          0.17%
   Ratio of net investment income to
     average net assets .................................         2.80%          3.04%          2.20%          1.17%          0.84%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.49%          0.52%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           0.96%          0.50%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............         0.47%          0.49%          0.50%          0.28%#         0.17%#

                                                                                        SERVICE SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.026          0.028          0.019          0.009          0.006
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.026)        (0.028)        (0.019)        (0.009)        (0.006)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         2.64%          2.83%          1.96%          0.90%          0.59%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $      71      $      88      $      93      $      72      $      50
   Ratio of expenses to average net assets ..............         0.72%          0.75%          0.75%          0.53%          0.42%
   Ratio of net investment income to
     average net assets .................................         2.55%          2.78%          1.94%          0.92%          0.59%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.75%          0.77%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           0.71%          0.25%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............         0.72%          0.75%          0.75%          0.53%#         0.42%#

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        ORIGINAL SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.042          0.047          0.032          0.014          0.010
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.042)        (0.047)        (0.032)        (0.014)        (0.010)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         4.30%          4.80%          3.25%          1.41%          0.96%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $     808      $     685      $     429      $     354      $     263
   Ratio of expenses to average net assets ..............         0.43%          0.44%          0.45%          0.27%          0.11%
   Ratio of net investment income to
     average net assets .................................         4.18%          4.72%          3.25%          1.42%          0.96%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.45%          0.46%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           1.24%          0.62%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............         0.43%          0.44%          0.45%          0.27%#         0.11%#

                                                                                        SERVICE SHARES
                                                             ---------------------------------------------------------------------
                                                                                      Year Ended March 31,
                                                             ---------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
   Net investment income+ ...............................        0.040          0.045          0.030          0.012          0.007
                                                             ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income .................       (0.040)        (0.045)        (0.030)        (0.012)        (0.007)
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             =========      =========      =========      =========      =========
Total return ............................................         4.04%          4.54%          3.00%          1.16%          0.71%
Ratios/supplemental data
   Net assets, end of period (in millions) ..............    $   1,099      $   1,079      $     887      $     578      $     575
   Ratio of expenses to average net assets ..............         0.68%          0.69%          0.70%          0.52%          0.36%
   Ratio of net investment income to
     average net assets .................................         3.93%          4.46%          3.02%          1.16%          0.71%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets ..............           ++             ++             ++           0.70%          0.71%
   Ratio of net investment income to
     average net assets .................................           ++             ++             ++           0.98%          0.36%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............         0.68%          0.69%          0.70%          0.52%#         0.36%#

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

INTERESTED TRUSTEE(6)

Diana P. Herrmann       Vice Chair      Vice Chair and Chief Executive Officer of Aquila               12      ICI Mutual Insurance
New York, NY            of the Board    Management Corporation, Founder of the Aquila Group of                 Company.
(02/25/58)              of Trustees     Funds and parent of Aquila Investment Management LLC,
                        since 2003,     Administrator since 2004, President and Chief Operating
                        President       Officer since 1997, a Director since 1984, Secretary
                        since 1998      since 1986 and previously its Executive Vice President,
                        and Trustee     Senior Vice President or Vice President, 1986-1997; Chief
                        since 2004      Executive Officer and Vice Chair since 2004 and
                                        President, Chief Operating Officer and Manager of the
                                        Administrator since 2003; Chair, Vice Chair, President,
                                        Executive Vice President or Senior Vice President of
                                        funds in the Aquila Group of Funds since 1986; Director
                                        of the Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve Private Equity
                                        Series, 1998-2000; Governor, Investment Company Institute
                                        (a trade organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests and
                                        educating the public about investing) and head of its
                                        Small Funds Committee since 2004; active in charitable
                                        and volunteer organizations.

NON-INTERESTED TRUSTEES

Theodore T. Mason       Chair of        Executive Director, East Wind Power Partners Ltd. since        8       Trustee, Premier VIT.
New York, NY            the Board       1994 and Louisiana Power Partners, 1999-2003; Treasurer,
(11/24/35)              of Trustees     Fort Schuyler Maritime Alumni Association, Inc.,
                        since 2004      successor to Alumni Association of SUNY Maritime College,
                        and Trustee     since 2004 (President, 2002-2003, First Vice President,
                        since 1984      2000-2001, Second Vice President, 1998-2000) and director
                                        of the same organization since 1997; Director, STCM
                                        Management Company, Inc., 1973-2004; twice national
                                        officer of Naval Reserve Association, Commanding Officer
                                        of four naval reserve units and Captain, USNR (Ret);
                                        director, The Navy League of the United States New York
                                        Council since 2002; trustee, The Maritime Industry Museum
                                        at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime
                                        Foundation, Inc., successor to the Maritime College at
                                        Fort Schuyler Foundation, Inc., since 2000.

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

Thomas W. Courtney      Trustee         President, Courtney Associates, Inc., a venture                5       Chairman of the Board
Sewickley, PA           since 1984      capital firm, since 1988.                                              of Oppenheimer Quest
(08/17/33)                                                                                                     Value Funds Group,
                                                                                                               Oppenheimer Small Cap
                                                                                                               Value Fund,
                                                                                                               Oppenheimer Midcap
                                                                                                               Fund, and Oppenheimer
                                                                                                               Rochester Group of
                                                                                                               Funds; Chairman of
                                                                                                               the Board of Premier
                                                                                                               VIT.

Stanley W. Hong         Trustee         President, Waste Management of Hawaii, Inc. and Corporate      4       Trustee, Pacific
Honolulu, HI            since 1993      Vice President - Hawaii Area for Waste Management, Inc.,               Capital Funds(R),
(04/05/36)                              2001-2005; Trustee, The King William Charles Lunalilo                  which includes 12
                                        Trust Estate since 2001; President and Chief Executive                 bond and stock funds;
                                        Officer, The Chamber of Commerce of Hawaii, 1996-2001;                 First Insurance Co.
                                        Director PBS - Hawaii Foundation since 1998; Regent,                   of Hawaii, Ltd.,
                                        Chaminade University of Honolulu since 1991; Trustee, the              Lanihau Properties,
                                        Nature Conservancy of Hawaii since 1998; Trustee, Child                Ltd., The Westye
                                        and Family Service since 2005; Director, The East West                 Group - West
                                        Center Foundation since 2006; St. Louis School since                   (Hawaii), Inc., Heald
                                        2007; and a director of other corporate and community                  Education LLC.
                                        organizations.

Russell K. Okata        Trustee         Executive Director, Hawaii Government Employees                5       Trustee, Pacific
Honolulu, HI            since 1993      Association AFSCME Local 152, AFL-CIO 1981-2007;                       Capital Funds(R),
(03/22/44)                              International Vice President, American Federation of                   which includes 12
                                        State, County and Municipal Employees, AFL-CIO 1981-2007;              bond and stock funds;
                                        director of various civic and charitable organizations.                Chairman, Royal State
                                                                                                               Group (insurance).

Douglas Philpotts       Trustee         Retired; formerly director, Chairman of the Board and          4       Trustee, Pacific
Honolulu, HI            since 1992      President of Hawaiian Trust Company, Limited, a                        Capital Funds(R),
(11/21/31)                              predecessor of The Asset Management Group of Bank of                   which includes 12
                                        Hawaii; present or former director of various                          bond and stock funds.
                                        Hawaii-based civic and charitable organizations.

Oswald K. Stender       Trustee         Director, Hawaiian Electric Industries, Inc., a public         4       Trustee, Pacific
Honolulu, HI            since 1993      utility holding company, 1993-2004; trustee, the Bernice               Capital Funds(R),
(10/08/31)                              Pauahi Bishop Estate 1990-1999; trustee, Office of                     which includes 12
                                        Hawaiian Affairs and a member or trustee of several                    bond and stock funds;
                                        community organizations.                                               director, Grace
                                                                                                               Pacific Corporation,
                                                                                                               an asphalt paving
                                                                                                               company, ACE Trucking
                                                                                                               Inc. and Hawaiian
                                                                                                               Telecom, a telephone
                                                                                                               company
                                                                                                               (communications).

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(8)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila Management           N/A     N/A
New York, NY            Chairman        Corporation, the sponsoring organization and parent of
(05/12/29)              Emeritus since  the Manager or Administrator and/or Adviser or
                        2004, Trustee,  Sub-Adviser to each fund of the Aquila Group of Funds;
                        1984-2004, and  Chairman of the Manager or Administrator and/or Adviser
                        Chairman of     or Sub-Adviser to each since 2004; Founder and Chairman
                        the Board       Emeritus of each fund in the Aquila Group of Funds;
                        of Trustees,    previously Chairman and a Trustee of each fund in the
                        1984-2003       Aquila Group of Funds since its establishment until 2004
                                        or 2005; Director of the Distributor since 1981 and
                                        formerly Vice President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins School; active
                                        in university, school and charitable organizations.

OFFICERS

Charles E. Childs, III  Executive       Executive Vice President of all funds in the Aquila Group      N/A     N/A
New York, NY            Vice President  of Funds and the Administrator and the Administrator's
(04/01/57)              since 2003      parent since 2003; formerly Senior Vice President,
                                        corporate development, Vice President, Assistant Vice
                                        President and Associate of the Administrator's parent
                                        since 1987; Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila Money-Market
                                        Funds, 1988-2003.

Sherri Foster           Vice President  Senior Vice President, Hawaiian Tax-Free Trust since 1993      N/A     N/A
Lahaina, HI             since 1997      and formerly Vice President or Assistant Vice President;
(07/27/50)                              Vice President since 1997 and formerly Assistant Vice
                                        President of the three Aquila Money-Market Funds; Vice
                                        President, Aquila Rocky Mountain Equity Fund since 2006;
                                        Registered Representative of the Distributor since 1985.

John M. Herndon         Vice President  Assistant Secretary of the Aquila Group of Funds since         N/A     N/A
New York, NY            since 1990 and  1995 and Vice President of the three Aquila Money-Market
(12/17/39)              Assistant       Funds since 1990; Vice President of the Administrator or
                        Secretary       its predecessor and current parent since 1990.
                        since 1995

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

Robert W. Anderson      Chief           Chief Compliance Officer of the Trust and each of the          N/A     N/A
New York, NY            Compliance      other funds in the Aquila Group of Funds, the
(08/23/40)              Officer since   Administrator and the Distributor since 2004, Compliance
                        2004 and        Officer of the Administrator or its predecessor and
                        Assistant       current parent 1998-2004; Assistant Secretary of the
                        Secretary       Aquila Group of Funds since 2000.
                        since 2000

Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group of Funds           N/A     N/A
New York, NY            Financial       since 2003 and Treasurer since 2000.
(11/06/56)              Officer since
                        2003 and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional corporation,        N/A     N/A
New York, NY            since 1984      counsel to the Trust, since 2007; Partner of Hollyer
(12/16/39)                              Brady Barrett & Hines LLP, its predecessor as counsel,
                                        1989-2007; Secretary of the Aquila Group of Funds.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of Funds since         N/A     N/A
New York, NY            Treasurer       2000; Assistant Vice President of the Administrator or
(11/02/66)              since 2000      its predecessor and current parent since 1998; Fund
                                        Accountant for the Aquila Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds(R) of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Because the Trust does not generally hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds."

(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2008

                                       Beginning        Ending        Expenses
                        Actual         Account          Account     Paid During
                    Total Return(1)      Value          Value      the Period(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares         1.91%          $1,000.00      $1,019.10         $2.83
Service Shares          1.79%          $1,000.00      $1,017.90         $4.09
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         1.28%          $1,000.00      $1,012.80         $2.37
Service Shares          1.15%          $1,000.00      $1,011.50         $3.63
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         1.84%          $1,000.00      $1,018.40         $2.17
Service Chares          1.71%          $1,000.00      $1,017.10         $3.43
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.56% AND 0.81%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.47% AND 0.72%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED MARCH 31, 2008

                    Hypothetical
                     Annualized       Beginning        Ending        Expenses
                        Total         Account          Account     Paid During
                       Return           Value          Value        the Period
--------------------------------------------------------------------------------
CASH FUND
Original Shares        5.00%          $1,000.00      $1,022.20         $2.83
Service Shares         5.00%          $1,000.00      $1,020.95         $4.09
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares        5.00%          $1,000.00      $1,022.65         $2.38
Service Shares         5.00%          $1,000.00      $1,021.40         $3.64
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares        5.00%          $1,000.00      $1,022.85         $2.17
Service Chares         5.00%          $1,000.00      $1,021.60         $3.44
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.56% AND 0.81%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.47% AND 0.72%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2008, $7,290,811 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2008, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                   PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                    PFPC Inc.
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                            JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $13,000 in 2006 and $13,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $1,500 and $1,500 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 5, 2008


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 5, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 5, 2008




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 5, 2008








CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.